TrueShares ETFs

TrueShares Structured Outcome (January) ETF (Cboe BZX Exchange, Inc: JANZ)

TrueShares Structured Outcome (February) ETF (Cboe BZX Exchange, Inc: FEBZ)

TrueShares Structured Outcome (March) ETF (Cboe BZX Exchange, Inc: MARZ)

TrueShares Structured Outcome (April) ETF (Cboe BZX Exchange, Inc: APRZ)

TrueShares Structured Outcome (May) ETF (Cboe BZX Exchange, Inc: MAYZ)

TrueShares Structured Outcome (June) ETF (Cboe BZX Exchange, Inc: JUNZ)

TrueShares Structured Outcome (July) ETF (Cboe BZX Exchange, Inc: JULZ)

TrueShares Structured Outcome (August) ETF (Cboe BZX Exchange, Inc: AUGZ)

TrueShares Structured Outcome (September) ETF (Cboe BZX Exchange, Inc: SEPZ)

TrueShares Structured Outcome (October) ETF (Cboe BZX Exchange, Inc: OCTZ)

TrueShares Structured Outcome (November) ETF (Cboe BZX Exchange, Inc: NOVZ)

TrueShares Structured Outcome (December) ETF (Cboe BZX Exchange, Inc: DECZ)

Schedules of Investments

September 30, 2025

TrueShares Structured Outcome (January) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 11.22%
Call Options Purchased - 11.22%
SPDR S&P 500 ETF Trust 12/31/2025, $586.08, $20,651,580	310	$2,719,497

TOTAL PURCHASED OPTIONS
(Cost $1,393,092)		2,719,497

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 86.85%
Treasury Bills 12/26/2025, 4.22%(a)	$21,257,000	21,061,637

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,051,793)		21,061,637

	Shares	Value
MONEY MARKET FUNDS - 0.41%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	99,464	99,464

TOTAL MONEY MARKET FUNDS
(Cost $99,464)		99,464

TOTAL INVESTMENTS - 98.48%
(Cost $22,544,349)		$23,880,598

Other Assets in Excess of Liabilities - 1.52%		369,484

NET ASSETS - 100.00%		$24,250,082

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $14,862,143, representing 61.29% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	12/31/2025	$527.47	(418)	$653,766	$(27,846,324)	$(79,571)
					$653,766	$(27,846,324)	$(79,571)

See Notes to Schedules of Investments

TrueShares Structured Outcome (Feburary) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.13%
Call Options Purchased - 10.13%
SPDR S&P 500 ETF Trust 1/30/2026, $601.82, $10,858,734	163	$1,275,007

TOTAL PURCHASED OPTIONS
(Cost $755,683)		1,275,007

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 89.96%
Treasury Bills 1/22/2026, 4.17%(a)	$11,463,000	11,326,662

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,319,098)		11,326,662

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	9,371	9,371

TOTAL MONEY MARKET FUNDS
(Cost $9,371)		9,371

TOTAL INVESTMENTS - 100.16%
(Cost $12,084,152)		$12,611,040

Liabilities in Excess of Other Assets - (0.16)%		(20,127)

NET ASSETS - 100.00%		$12,590,913

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $3,952,425, representing 31,39% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	1/30/2026	$541.64	(215)	$280,363	$(14,322,870)	$(74,532)
					$280,363	$(14,322,870)	$(74,532)

See Notes to Schedules of Investments

TrueShares Structured Outcome (March) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 11.45%
Call Options Purchased - 11.45% SPDR S&P 500 ETF Trust 2/27/2026, $594.18, $14,056,398	211	$1,871,211

TOTAL PURCHASED OPTIONS
(Cost $1,054,038)		1,871,211

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 85.24%
Treasury Bills 2/19/2026, 4.20%(a)	$14,130,000	13,923,818

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,908,802)		13,923,818

	Shares	Value
MONEY MARKET FUNDS - 2.18%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	356,775	356,775

TOTAL MONEY MARKET FUNDS
(Cost $356,775)		356,775

TOTAL INVESTMENTS - 98.87%
(Cost $15,319,615)		$16,151,804

Other Assets in Excess of Liabilities - 1.13%		184,859

NET ASSETS - 100.00%		$16,336,663

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $7,883,266, representing 48.26% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	2/27/2026	$534.76	(279)	$421,849	$(18,586,422)	$(116,530)
					$421,849	$(18,586,422)	$(116,530)

See Notes to Schedules of Investments

TrueShares Structured Outcome (April) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 15.76%
Call Options Purchased - 15.76%
SPDR S&P 500 ETF Trust 3/31/2026, $559.39, $13,057,128	196	$2,389,622

TOTAL PURCHASED OPTIONS
(Cost $1,183,547)		2,389,622

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 79.98%
Treasury Bills 3/19/2026, 4.09%(a)	$12,339,000	12,123,114

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,110,421)		12,123,114

	Shares	Value
MONEY MARKET FUNDS - 2.49%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	378,019	378,019

TOTAL MONEY MARKET FUNDS
(Cost $378,019)		378,019

TOTAL INVESTMENTS - 98.23%
(Cost $13,671,987)		$14,890,755

Other Assets in Excess of Liabilities - 1.77%		268,168

NET ASSETS - 100.00%		$15,158,923

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $3,930,015, representing 25.93% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	3/31/2026	$503.45	(262)	$377,879	$(17,453,916)	$(102,151)
					$377,879	$(17,453,916)	$(102,151)

See Notes to Schedules of Investments

TrueShares Structured Outcome (May) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 16.93%
Call Options Purchased - 16.93%
SPDR S&P 500 ETF Trust 4/30/2026, $554.54, $11,391,678	171	$2,214,995

TOTAL PURCHASED OPTIONS
(Cost $1,223,969)		2,214,995

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 80.67%
Treasury Bills 4/16/2026, 4.12%(a)	$10,768,000	10,554,265

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,538,461)		10,554,265

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	9,828	9,828

TOTAL MONEY MARKET FUNDS
(Cost $9,828)		9,828

TOTAL INVESTMENTS - 97.68%
(Cost $11,772,258)		$12,779,088

Other Assets in Excess of Liabilities - 2.32%		302,947

NET ASSETS - 100.00%		$13,082,035

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $4,900,754, representing 37.46% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	4/30/2026	$499.09	(225)	$367,032	$(14,989,050)	$(100,551)
					$367,032	$(14,989,050)	$(100,551)

See Notes to Schedules of Investments

TrueShares Structured Outcome (June) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 13.28%
Call Options Purchased - 13.28%
SPDR S&P 500 ETF Trust 5/29/2026, $589.39, $10,325,790	155	$1,590,723

TOTAL PURCHASED OPTIONS
(Cost $898,496)		1,590,723

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 85.06%
Treasury Bills 5/14/2026, 4.13%(a)	$10,419,000	10,183,726

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,162,309)		10,183,726

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	8,844	8,844

TOTAL MONEY MARKET FUNDS
(Cost $8,844)		8,844

TOTAL INVESTMENTS - 98.41%
(Cost $11,069,649)		$11,783,293

Other Assets in Excess of Liabilities - 1.59%		189,799

NET ASSETS - 100.00%		$11,973,092

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $2,932,256, representing 24.49% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	5/29/2026	$530.45	(205)	$354,936	$(13,656,690)	$(144,793)
					$354,936	$(13,656,690)	$(144,793)

See Notes to Schedules of Investments

TrueShares Structured Outcome (July) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.68%
Call Options Purchased - 10.68%
SPDR S&P 500 ETF Trust 6/30/2026, $617.85, $32,309,730	485	$3,951,799

TOTAL PURCHASED OPTIONS
(Cost $2,494,379)		3,951,799

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 88.75%
Treasury Bills 6/11/2026, 4.05%(a)	$33,691,000	32,848,720

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,767,451)		32,848,720

	Shares	Value
MONEY MARKET FUNDS - 0.55%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	203,553	203,553

TOTAL MONEY MARKET FUNDS
(Cost $203,553)		203,553

TOTAL INVESTMENTS - 99.98%
(Cost $35,465,383)		$37,004,072

Other Assets in Excess of Liabilities - 0.02%		6,805

NET ASSETS - 100.00%		$37,010,877

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $4,808,981, representing 12.99% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	6/30/2026	$556.07	(626)	$1,143,392	$(41,702,868)	$(663,272)
					$1,143,392	$(41,702,868)	$(663,272)

See Notes to Schedules of Investments

TrueShares Structured Outcome (August) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 9.39%
Call Options Purchased - 9.39%
SPDR S&P 500 ETF Trust 7/31/2026, $632.08, $21,184,524	318	$2,358,966

TOTAL PURCHASED OPTIONS
(Cost $1,718,806)		2,358,966

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 82.88%
Treasury Bills 7/9/2026, 4.06%(a)	$21,407,000	20,811,646

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,755,368)		20,811,646

	Shares	Value
MONEY MARKET FUNDS - 0.14%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	36,257	36,257

TOTAL MONEY MARKET FUNDS
(Cost $36,257)		36,257

TOTAL INVESTMENTS - 92.41%
(Cost $22,510,431)		$23,206,869

Other Assets in Excess of Liabilities - 7.59%		1,907,043

NET ASSETS - 100.00%		$25,113,912

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $5,347,038, representing 21.29% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	7/31/2026	$568.87	(426)	$742,922	$(28,379,268)	$(559,900)
					$742,922	$(28,379,268)	$(559,900)

See Notes to Schedules of Investments

TrueShares Structured Outcome (September) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.57%
Call Options Purchased - 8.57%
SPDR S&P 500 ETF Trust 8/31/2026, $645.05, $95,929,920	1,440	$9,799,373

TOTAL PURCHASED OPTIONS
(Cost $7,714,109)		9,799,373

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 86.95%
Treasury Bills 8/6/2026, 3.90%(a)	$102,566,000	99,445,790

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,307,467)		99,445,790

	Shares	Value
MONEY MARKET FUNDS - 7.43%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	8,501,955	8,501,955

TOTAL MONEY MARKET FUNDS
(Cost $8,501,955)		8,501,955

TOTAL INVESTMENTS - 102.95%
(Cost $115,523,531)		$117,747,118

Liabilities in Excess of Other Assets - (2.95)%		(3,379,372)

NET ASSETS - 100.00%		$114,367,746

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $48,479,896, representing 42.39% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	8/31/2026	$580.55	(1,919)	$3,542,643	$(127,839,942)	$(3,045,031)
					$3,542,643	$(127,839,942)	$(3,045,031)

See Notes to Schedules of Investments

TrueShares Structured Outcome (October) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 6.92%
Call Options Purchased - 6.92%
SPDR S&P 500 ETF Trust 9/30/2026, $666.18, $11,658,150	175	$992,600

TOTAL PURCHASED OPTIONS
(Cost $992,959)		992,600

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 33.73%
Treasury Bills 9/3/2026, 3.64%(a)	$5,000,000	4,836,942

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,836,555)		4,836,942

	Shares	Value
MONEY MARKET FUNDS - 52.63%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	7,547,236	7,547,236

TOTAL MONEY MARKET FUNDS
(Cost $7,547,236)		7,547,236

TOTAL INVESTMENTS - 93.28%
(Cost $13,376,750)		$13,376,778

Other Assets in Excess of Liabilities - 6.72%		963,292

NET ASSETS - 100.00%		$14,340,070

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $4,825,400, representing 33.65% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	9/30/2026	$599.56	(239)	$480,857	$(15,921,702)	$(481,346)
					$480,857	$(15,921,702)	$(481,346)

See Notes to Schedules of Investments

TrueShares Structured Outcome (November) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 12.91%
Call Options Purchased - 12.91%
SPDR S&P 500 ETF Trust 10/31/2025, $568.64, $16,587,882	249	$2,471,756

TOTAL PURCHASED OPTIONS
(Cost $1,226,571)		2,471,756

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 80.55%
Treasury Bills 10/2/2025, 4.09%(a)	$15,420,000	15,418,280

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,418,240)		15,418,280

	Shares	Value
MONEY MARKET FUNDS - 5.30%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	1,014,149	1,014,149

TOTAL MONEY MARKET FUNDS
(Cost $1,014,149)		1,014,149

TOTAL INVESTMENTS - 98.76%
(Cost $17,658,960)		$18,904,185

Other Assets in Excess of Liabilities - 1.24%		237,814

NET ASSETS - 100.00%		$19,141,999

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $8,437,721, representing 44.08% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	10/31/2025	$511.78	(340)	$547,369	$(22,650,120)	$(8,837)
					$547,369	$(22,650,120)	$(8,837)

See Notes to Schedules of Investments

TrueShares Structured Outcome (December) ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.95%
Call Options Purchased - 8.95%
SPDR S&P 500 ETF Trust 11/28/2025, $602.55, $55,892,502	839	$5,869,351

TOTAL PURCHASED OPTIONS
(Cost $3,738,093)		5,869,351

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 91.22%
Treasury Bills 11/28/2025, 4.27%(a)	$60,192,000	59,804,629

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $59,794,658)		59,804,629

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	47,119	47,119

TOTAL MONEY MARKET FUNDS
(Cost $47,119)		47,119

TOTAL INVESTMENTS - 100.24%
(Cost $63,579,870)		$65,721,099

Liabilities in Excess of Other Assets - (0.24)%		(158,565)

NET ASSETS - 100.00%		$65,562,534

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of September 30, 2025, the aggregate value of those securities was $14,903,466, representing 22.73% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

					Premiums
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	11/28/2025	$542.30	(1,146)	$903,441	$(76,344,228)	$(124,650)
					$903,441	$(76,344,228)	$(124,650)

See Notes to Schedules of Investments

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to twelve series of the Trust, TrueShares Structured Outcome (January) ETF (“JANZ”), TrueShares Structured Outcome (February) ETF (“FEBZ”), TrueShares Structured Outcome (March) ETF (“MARZ”), TrueShares Structured Outcome (April) ETF (“APRZ”), TrueShares Structured Outcome (May) ETF (“MAYZ”), TrueShares Structured Outcome (June) ETF (“JUNZ”), TrueShares Structured Outcome (July) ETF (“JULZ”), TrueShares Structured Outcome (August) ETF (“AUGZ”), TrueShares Structured Outcome (September) ETF (“SEPZ”), TrueShares Structured Outcome (October) ETF (“OCTZ”), TrueShares Structured Outcome (November) ETF (“NOVZ”) and TrueShares Structured Outcome (December) ETF (“DECZ”), (each a “Fund” and collectively the “Funds” or “Structured Outcome ETFs”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the "S&P 500") while seeking to provide a buffer against the first 8% to 12% of S&P 500 losses, over each Fund's respective twelve-month period. The current twelve-month periods began on the first day of the month referenced in the respective Fund's name, and subsequent twelve-month periods begin the day after the current period ends.

The Funds commenced operations as listed below:

Fund	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (January) ETF	Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF	Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF	Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF	Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF	Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF	Diversified	June 1, 2021
TrueShares Structured Outcome (July) ETF	Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF	Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF	Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF	Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF	Diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF	Diversified	December 1, 2020

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of September 30, 2025:

TrueShares Structured Outcome (January) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$2,719,497	$–	$2,719,497
U.S. Treasury Obligations	–	21,061,637	–	21,061,637
Money Market Funds	99,464	–	–	99,464
Total	$99,464	$23,781,134	$–	$23,880,598
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(79,571)	$–	$(79,571)
Total	$–	$(79,571)	$–	$(79,571)

TrueShares Structured Outcome (February) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$1,275,007	$–	$1,275,007
U.S. Treasury Obligations	–	11,326,662	–	11,326,662
Money Market Funds	9,371	–	–	9,371
Total	$9,371	$12,601,669	$–	$12,611,040
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(74,532)	$–	$(74,532)
Total	$–	$(74,532)	$–	$(74,532)

TrueShares Structured Outcome (March) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$1,871,211	$–	$1,871,211
U.S. Treasury Obligations	–	13,923,818	–	13,923,818
Money Market Funds	356,775	–	–	356,775
Total	$356,775	$15,795,029	$–	$16,151,804
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(116,530)	$–	$(116,530)
Total	$–	$(116,530)	$–	$(116,530)

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

TrueShares Structured Outcome (April) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$2,389,622	$–	$2,389,622
U.S. Treasury Obligations	–	12,123,114	–	12,123,114
Money Market Funds	378,019	–	–	378,019
Total	$378,019	$14,512,736	$–	$14,890,755
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(102,151)	$–	$(102,151)
Total	$–	$(102,151)	$–	$(102,151)

TrueShares Structured Outcome (May) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$2,214,995	$–	$2,214,995
U.S. Treasury Obligations	–	10,554,265	–	10,554,265
Money Market Funds	9,828	–	–	9,828
Total	$9,828	$12,769,260	$–	$12,779,088
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(100,551)	$–	$(100,551)
Total	$–	$(100,551)	$–	$(100,551)

TrueShares Structured Outcome (June) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$1,590,723	$–	$1,590,723
U.S. Treasury Obligations	–	10,183,726	–	10,183,726
Money Market Funds	8,844	–	–	8,844
Total	$8,844	$11,774,449	$–	$11,783,293
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(144,793)	$–	$(144,793)
Total	$–	$(144,793)	$–	$(144,793)

TrueShares Structured Outcome (July) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$3,951,799	$–	$3,951,799
U.S. Treasury Obligations	–	32,848,720	–	32,848,720
Money Market Funds	203,553	–	–	203,553
Total	$203,553	$36,800,519	$–	$37,004,072
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(663,272)	$–	$(663,272)
Total	$–	$(663,272)	$–	$(663,272)

TrueShares Structured Outcome (August) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$2,358,966	$–	$2,358,966
U.S. Treasury Obligations	–	20,811,646	–	20,811,646
Money Market Funds	36,257	–	–	36,257
Total	$36,257	$23,170,612	$–	$23,206,869
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(559,900)	$–	$(559,900)
Total	$–	$(559,900)	$–	$(559,900)

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

TrueShares Structured Outcome (September) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$9,799,373	$–	$9,799,373
U.S. Treasury Obligations	–	99,445,790	–	99,445,790
Money Market Funds	8,501,955	–	–	8,501,955
Total	$8,501,955	$109,245,163	$–	$117,747,118
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(3,045,031)	$–	$(3,045,031)
Total	$–	$(3,045,031)	$–	$(3,045,031)

TrueShares Structured Outcome (October) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$992,600	$–	$992,600
U.S. Treasury Obligations	–	4,836,942	–	4,836,942
Money Market Funds	7,547,236	–	–	7,547,236
Total	$7,547,236	$5,829,542	$–	$13,376,778
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(481,346)	$–	$(481,346)
Total	$–	$(481,346)	$–	$(481,346)

TrueShares Structured Outcome (November) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$2,471,756	$–	$2,471,756
U.S. Treasury Obligations	–	15,418,280	–	15,418,280
Money Market Funds	1,014,149	–	–	1,014,149
Total	$1,014,149	$17,890,036	$–	$18,904,185
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(8,837)	$–	$(8,837)
Total	$–	$(8,837)	$–	$(8,837)

TrueShares Structured Outcome (December) ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$5,869,351	$–	$5,869,351
U.S. Treasury Obligations	–	59,804,629	–	59,804,629
Money Market Funds	47,119	–	–	47,119
Total	$47,119	$65,673,980	$–	$65,721,099
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(124,650)	$–	$(124,650)
Total	$–	$(124,650)	$–	$(124,650)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.